Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 34	$ 26	$ 117
Accounts receivable			29
Restricted cash	250	250
Prepaid expenses and other current assets	1,323	1,654	204
Total current assets	1,607	1,930	350
Property and equipment, net	14,136	14,459	15,521
Operating lease right-of-use assets, net	482		362
Capitalized software, net	91	92	97
Total assets	16,316	16,481	16,330
Current liabilities:
Accounts payable and accrued expenses	15,313	13,395	2,652
Convertible promissory notes	728		11,392
Convertible bridge loans (including related party amounts of $424 and zero as of March 31, 2024 and December 31, 2023, respectively)	631
Bridge loans	215
Revolving line of credit	4,991	4,991
Related party loans	5,000	5,000
Operating lease liability, current	154		379
Other current liabilities	366	262	55
Forward purchase derivative liabilities	10,085	15,804
Total current liabilities	37,483	39,452	14,741
Deferred tax liabilities	33	33	26
Operating lease liability, non-current	348
Derivative warrant liabilities	23,360	25,759
Senior convertible promissory notes, noncurrent, due to related parties	10,147	9,930
Total liabilities	71,371	75,174	14,767
Commitments and contingencies (Note 14)
Stockholders’ equity (deficit):
Common stock value	2	2	1
Additional paid-in capital	122,844	121,727	80,738
Subscription receivable	(10,389)	(17,792)
Receivable from shareholder		(500)
Accumulated deficit	(167,512)	(162,130)	(79,176)
Total stockholders’ deficit	(55,055)	(58,693)	1,563
Total liabilities and stockholders’ deficit	$ 16,316	16,481	16,330
Related Party
Current liabilities:
Convertible promissory notes, due to related parties			$ 263